RIGHTS-OF-USE LEASE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Rights-of-use Lease Assets Net
RIGHTS-OF-USE LEASE ASSETS, NET

11. RIGHTS-OF-USE LEASE ASSETS, NET

The Company leases office and restaurant premises under non-cancelable operating lease agreements, with an option to renew the leases. Per the new lease standard ASC 842-10-55, these leases are treated as operating leases. Management determined the loan interest rate of 4.75% is the weighted average discount rate for the lease that began in 2018. The rental expense for the years ended December 31, 2022, 2021 and 2020 was $96,356, $315,516 and $275,047, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals.

Rights-of-use lease assets, net consisted of the following:

	December 31,	December 31,
	2022	2021
Leased properties under operating lease	$337,084	37,270
Less: accumulated amortization	(109,481)	(17,437)
Right-to-use asset, net	$227,603	19,833

The Company does not have any variable lease costs. Cash payment made under the lease agreements is $80,045, $329,952 and $269,026 for the years ended December 31, 2022, 2021 and 2020, respectively. The weighted-average remaining lease term is 2.17 years as of December 31, 2022.

Future lease commitments

2023	$117,017
2024	127,066
2025	21,342
Total Lease Payments	$265,425
Less: imputed interest	$(13,795)
Present value of lease liabilities	$251,630
Lease liabilities - Current	$107,467
Lease liabilities – Non current	144,163

Amortization expense was recognized as lease expense in general and administrative expense. Non-cash portion of amortization expense was $278,957, $14,436 and $6,021 for the years ended December 31, 2022, 2021 and 2020, respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Amortization expense
2023	105,048
2024	105,048
2025	17,507
Total	$227,603

On December 21, 2021, Meiwu Shenzhen signed the lease withdrawal agreements with Zhichuang Juzhen to end the lease terms of executive offices and restaurant at December 31, 2021. On February 23, 2022, Shenzhen Bao’an Industrial Investment Group Co., Ltd(“Bao’an Industrial Investment”) entered a lease with Meiwu Shenzhen to lease our executive offices to us for a lease term from March 1, 2022 to February 28, 2025, at a monthly net rent of RMB49,743.65 (approximately, $7,802) from March 1, 2022 to February 28, 2023, a monthly net rent of RMB52,230.83 (approximately, $8,192) from March 1, 2023 to February 29, 2024 and a monthly net rent of RMB54,844.64 (approximately, $8,602) from March 1, 2024 to February 28, 2025.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS